UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006


Check here if Amendment (  ); Amendment Number: ______________

This Amendment  (Check only one.) :   (  )  is a restatement.
                                      (  )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TIFF Advisory Services, Inc. (formerly known as Foundation Advisers, 3
          Inc.)

Address:  590 Peter Jefferson Parkway, Suite 250

          Charlottesville, VA  22911

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tina Leiter

Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone:     434-817-8200


Signature, Place, and Date of Signing:

/s/ Tina Leiter                Charlottesville, VA    11/13/06
(Signature)                    (City, State)          (Date)

Report Type  (Check only one.):

(   )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(   )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

Form 13F File Number           Name

28-05508                       Aronson+Johnson+Ortiz, L.P.

28-04441                       Westport Asset Management, Inc.

28-04097                       Shapiro Capital Management Company Inc.

28-11450                       Mondrian Investment Partners, LTD.

28-6422                        Marathon Asset Management, LLP

28-04557                       Wellington Management Company, LLP

28-10835                       K.G. Redding & Associates, LLC


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total (in thousands):     $40,434


List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Item 1:     Item 2:     Item 3:     Item 4:       Item 5:               Item 6:             Item 7:       Item 8:
                                                                       Investment                         Voting
                                                                       Discretion                          Auth.
Name Of      Title of    CUSIP      Fair Market    Shares or                        c)                            (b)    (c)
Issuer        Class                    Value       Principal     (a)              Shared
                                      (000)         Amt.        Sole  (b)Shared   Other     Managers   (a) Sole  Shared  None
iShares Inc.  MSCI S.    464286772     3,758        80,000        X                                      80,000
              Korea
iShares Trust MSCI       464287234    20,293       209,700        X                                     209,700
              Emerging
              Market
iShares Trust MSCI EAFE  464287465    16,354       241,500        X                                     241,500
              Index
Pacific Rim   Common     694915208        29        35,000        X                                      35,000
Mining Corp.  Stock